Retirement benefit obligations	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Retirement benefit obligations	Retirement benefit obligations
Retirement benefit obligations include the liability for the defined benefit plan, measured based on the provisions stipulated under the applicable collective agreements, i.e. the French pharmaceutical industry’s collective agreement. This commitment only applies to employees subject to French law. The main actuarial assumptions used to measure the retirement benefit obligations are as follows:

ACTUARIAL ASSUMPTIONS	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024
Retirement age	65 years for key management / 63 years for other employees	65 years for key management / 63 years for other employees	65 years for key management / 64 years for other employees
Collective agreement	Pharmaceutical industry	Pharmaceutical industry	Pharmaceutical industry
Discount Rate (IBoxx Corporates AA)	0.90%	3.34%	3.40%
Mortality rate table	INSEE 2016-2018	INSEE 2016-2018	INSEE 2016-2018
Salary increase rate	3% for key management / 2.55% for other employees	3% for key management / 2.55% for other employees	3% for key management / 2.55% for other employees
Turnover rate	Decreasing from 5.80% at 20 years-old to 0.05% from 55 years-old	Decreasing from 5.80% at 20 years-old to 0.05% from 55 years-old	Decreasing rates by age and zero from age 55, generating an average exit rate for 2025 of 2.05%.
Employee contribution rate	45%	45%	45%
Changes in the projected benefit obligation for the periods presented were as follows:

(amounts in thousands of euros)	RETIREMENT BENEFIT OBLIGATIONS
AS OF JANUARY 1, 2022	693
Service cost	143
Interest cost	8
Actuarial gains and losses	(235)
AS OF DECEMBER 31, 2022	610
Service cost	109
Interest cost	23
Actuarial gains and losses	(112)
AS OF DECEMBER 31, 2023	629
Service cost	115
Interest cost	22
Benefits paid	(41)
Actuarial gains and losses	31
AS OF DECEMBER 31, 2024	756
Employees in the U.S. benefit from defined contribution plans (401(k)).